Note 15 - Deconsolidation of GB Sciences Puerto Rico, LLC (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Deconsolidated of assets, liabilities and noncontrolling interests

Total net liabilities deconsolidated were $228,572, which consisted of the following:

October 1, 2017
Cash and cash equivalents	$ 19,417
Long term deposits	112,134
Property and equipment	45,752
Less:
Accrued liabilities	405,000
Other liabilities	875
Net liabilities deconsolidated	$ (228,572)

Gain on the deconsolidation

Based on these facts, the Company determined that the fair value of its remaining interest in GBSPR is zero and recorded a gain on the deconsolidation of GBSPR, calculated as follows:

October 1, 2017
Consideration received	$ -
Fair value of retained noncontrolling interest	-
Carrying value of noncontrolling interest	129,396
Net liabilities deconsolidated	228,572
Gain on sale of membership interest in GB Sciences Puerto Rico, LLC	$ 357,968